Income Tax / Deferred Tax - Deferred Income Tax Liabilities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ (3,745)
Balance	3,225
Balance	(8,275)	$ (8,487)	$ (9,108)
Depreciations and Amortizations	517	618	618
Changes in income tax rate		(311)
Tax inflation adjustment in Argentina	(1,448)
Other	623	(95)	3
Balance	(3,299)	(3,745)
Balance	3,154	3,225
Balance	(8,583)	(8,275)	(8,487)
Intangible Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(3,745)	(4,013)	(4,548)
Depreciations and Amortizations	446	534	535
Changes in income tax rate	0	(266)	0
Balance	(3,299)	(3,745)	(4,013)
Property, Plant, and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(3,225)	(3,264)	(3,347)
Depreciations and Amortizations	71	84	83
Changes in income tax rate	0	(45)	0
Balance	(3,154)	(3,225)	(3,264)
Other deferred tax liabilities
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(1,305)	(1,210)	(1,213)
Tax inflation adjustment in Argentina	(1,448)	0	0
Other	623	(95)	3
Balance	$ (2,130)	$ (1,305)	$ (1,210)